CASH AND RESTRICTED CASH (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash collateral for borrowed securities	$ 420,000	$ 487,500
Time deposits	$ 1,500,000	$ 1,500,000	$ 1,500,000